Long-Term Debt (Summary of Activity Under Credit Facility) (Details) - USD ($)															9 Months Ended		12 Months Ended
	Jun. 17, 2025	May 29, 2025	Mar. 20, 2025	Jan. 30, 2025	Dec. 30, 2024	Nov. 13, 2024	Sep. 30, 2024	Aug. 30, 2024	Jun. 27, 2024	May 21, 2024	Apr. 29, 2024	Mar. 28, 2024	Feb. 28, 2024	Jan. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Borrowing Amounts															$ 510,000,000	$ 900,000,000	$ 900,000,000	$ 600,000,000
Repayment amounts															510,000,000	400,000,000	900,000,000	600,000,000
AR Facility [Member]
Debt Instrument [Line Items]
Beginning balance															0	$ 0	0
Borrowing Amounts		$ 210,000,000		$ 300,000,000			$ 125,000,000	$ 235,000,000	$ 140,000,000		$ 100,000,000			$ 300,000,000
Repayment amounts	$ (210,000,000)		$ (300,000,000)			$ (500,000,000)				$ (400,000,000)
Ending balance															0		0	$ 0
Revolving $500 Million Credit Facility [Member]
Debt Instrument [Line Items]
Beginning balance															$ 480,000,000
Borrowing Amounts												$ 280,000,000	$ 220,000,000
Repayment amounts					$ (20,000,000)
Ending balance																	$ 480,000,000